October 19, 2005
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention: Nicholas P. Panos, Esq.

Re:	SS&C Technologies, Inc. Amendment No. 3 to Preliminary Proxy Statement on Schedule 14A filed October 19, 2005 File No. 000-28430
Ladies and Gentlemen:
          On behalf of SS&C Technologies, Inc. (the “Company”), submitted herewith for filing is Amendment No. 3 to the Preliminary Proxy Statement referenced above (the “Amendment”)
          The Amendment is being filed in response to comments discussed in telephone conversations on October 18 and 19, 2005 between Messrs. Panos and Lee of the Staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) and the undersigned.
          In response to the Staff’s comments, additional disclosure has been provided on page 6 of the Amendment regarding the understanding between Sunshine Acquisition Corporation and Mr. Stone to reduce the number of shares Mr. Stone intends to contribute pursuant to the contribution and subscription agreement dated July 28, 2005. In addition, additional disclosure has been provided on page 18 of the Amendment regarding the authority of the independent committee of the board of directors of the Company to speak on behalf of the Company with respect to its fairness determination under the federal securities laws.
          Please telephone the undersigned (617-526-6062) or Nicole G. Fitzpatrick (617-526-6488) of this office with any questions concerning this filing.
Best regards,
/s/ James R. Burke
James R. Burke